S-K 1602(a)(3) Forepart, Sponsor Compensation	Apr. 13, 2026 USD ($) shares
SPAC Offering Forepart, Sponsor Compensation [Line Items]
Securities Issued or to be Issued, Shares (in Shares)	800,000
Price Paid or to be Paid for Securities, Total Amount (in Dollars) | $	$ 8,000,000
Sponsor [Member]
SPAC Offering Forepart, Sponsor Compensation [Line Items]
Securities Issued or to be Issued, Shares (in Shares)	905,000